SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warranty Reserve (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Limited warranty term	10 years
Warranty reserve	¥ 32,746	¥ 46,116